Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2015-NXS1
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	20		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		General Contact	(302) 636-4140
Modified Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989HAC4	1.342000%	32,424,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989HAF7	2.632000%	164,219,000.00	22,479,947.86	0.00	49,306.02	0.00	0.00	49,306.02	22,479,947.86	37.76%	30.00%
A-3	94989HAJ9	3.058000%	20,791,000.00	20,791,000.00	0.00	52,982.40	0.00	0.00	52,982.40	20,791,000.00	37.76%	30.00%
A-4	94989HAM2	2.874000%	155,000,000.00	155,000,000.00	0.00	371,225.00	0.00	0.00	371,225.00	155,000,000.00	37.76%	30.00%
A-5	94989HAQ3	3.148000%	236,966,000.00	236,966,000.00	0.00	621,640.81	0.00	0.00	621,640.81	236,966,000.00	37.76%	30.00%
A-SB	94989HAT7	2.934000%	59,256,000.00	37,490,030.70	1,240,987.92	91,663.13	0.00	0.00	1,332,651.05	36,249,042.78	37.76%	30.00%
A-S	94989HAW0	3.406000%	54,926,000.00	54,926,000.00	0.00	155,898.30	0.00	0.00	155,898.30	54,926,000.00	30.51%	24.25%
B	94989HBF6	3.658000%	52,537,000.00	52,537,000.00	0.00	160,150.29	0.00	0.00	160,150.29	52,537,000.00	23.58%	18.75%
C	94989HBJ8	3.848000%	45,373,000.00	45,373,000.00	0.00	145,496.09	0.00	0.00	145,496.09	45,373,000.00	17.59%	14.00%
D	94989HBM1	4.145373%	53,732,000.00	53,732,000.00	0.00	185,615.96	0.00	0.00	185,615.96	53,732,000.00	10.50%	8.38%
E	94989HBR0	2.881000%	22,686,000.00	22,686,000.00	0.00	54,465.31	0.00	0.00	54,465.31	22,686,000.00	7.50%	6.00%
F	94989HBU3	2.881000%	10,746,000.00	10,746,000.00	0.00	25,799.36	0.00	0.00	25,799.36	10,746,000.00	6.08%	4.88%
G	94989HBX7	2.881000%	46,568,153.00	46,089,937.97	0.00	98,885.77	0.00	0.00	98,885.77	46,089,937.97	0.00%	0.00%
V	94989HCR9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989HCU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,224,155.00	758,816,916.53	1,240,987.92	2,013,128.44	0.00	0.00	3,254,116.36	757,575,928.61

Notional Certificates
X-A	94989HAZ3	1.091739%	723,582,000.00	527,652,978.56	0.00	480,049.49	0.00	0.00	480,049.49	526,411,990.64
X-B	94989HBC3	0.399324%	97,910,000.00	97,910,000.00	0.00	32,581.48	0.00	0.00	32,581.48	97,910,000.00
X-E	94989HCA6	1.264373%	22,686,000.00	22,686,000.00	0.00	23,902.96	0.00	0.00	23,902.96	22,686,000.00
X-F	94989HCD0	1.264373%	10,746,000.00	10,746,000.00	0.00	11,322.46	0.00	0.00	11,322.46	10,746,000.00
X-G	94989HCG3	1.264373%	46,568,153.00	46,089,937.97	0.00	48,562.38	0.00	0.00	48,562.38	46,089,937.97
Notional SubTotal			901,492,153.00	705,084,916.53	0.00	596,418.77	0.00	0.00	596,418.77	703,843,928.61

Deal Distribution Total					1,240,987.92	2,609,547.21	0.00	0.00	3,850,535.13

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989HAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989HAF7	136.89005450	0.00000000	0.30024553	0.00000000	0.00000000	0.00000000	0.00000000	0.30024553	136.89005450
A-3	94989HAJ9	1,000.00000000	0.00000000	2.54833341	0.00000000	0.00000000	0.00000000	0.00000000	2.54833341	1,000.00000000
A-4	94989HAM2	1,000.00000000	0.00000000	2.39500000	0.00000000	0.00000000	0.00000000	0.00000000	2.39500000	1,000.00000000
A-5	94989HAQ3	1,000.00000000	0.00000000	2.62333335	0.00000000	0.00000000	0.00000000	0.00000000	2.62333335	1,000.00000000
A-SB	94989HAT7	632.67906541	20.94282301	1.54690040	0.00000000	0.00000000	0.00000000	0.00000000	22.48972340	611.73624241
A-S	94989HAW0	1,000.00000000	0.00000000	2.83833339	0.00000000	0.00000000	0.00000000	0.00000000	2.83833339	1,000.00000000
B	94989HBF6	1,000.00000000	0.00000000	3.04833337	0.00000000	0.00000000	0.00000000	0.00000000	3.04833337	1,000.00000000
C	94989HBJ8	1,000.00000000	0.00000000	3.20666674	0.00000000	0.00000000	0.00000000	0.00000000	3.20666674	1,000.00000000
D	94989HBM1	1,000.00000000	0.00000000	3.45447703	0.00000000	0.00000000	0.00000000	0.00000000	3.45447703	1,000.00000000
E	94989HBR0	1,000.00000000	0.00000000	2.40083355	0.00000000	0.00000000	0.00000000	0.00000000	2.40083355	1,000.00000000
F	94989HBU3	1,000.00000000	0.00000000	2.40083380	0.00000000	0.00000000	0.00000000	0.00000000	2.40083380	1,000.00000000
G	94989HBX7	989.73085684	0.00000000	2.12346343	0.25271541	5.45633472	0.00000000	0.00000000	2.12346343	989.73085684
V	94989HCR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989HCU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989HAZ3	729.22347234	0.00000000	0.66343481	0.00000000	0.00000000	0.00000000	0.00000000	0.66343481	727.50841044
X-B	94989HBC3	1,000.00000000	0.00000000	0.33276969	0.00000000	0.00000000	0.00000000	0.00000000	0.33276969	1,000.00000000
X-E	94989HCA6	1,000.00000000	0.00000000	1.05364366	0.00000000	0.00000000	0.00000000	0.00000000	1.05364366	1,000.00000000
X-F	94989HCD0	1,000.00000000	0.00000000	1.05364415	0.00000000	0.00000000	0.00000000	0.00000000	1.05364415	1,000.00000000
X-G	94989HCG3	989.73085684	0.00000000	1.04282384	0.00000000	0.00000000	0.00000000	0.00000000	1.04282384	989.73085684

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	49,306.02	0.00	49,306.02	0.00	0.00	0.00	49,306.02	0.00
A-3	09/01/21 - 09/30/21	30	0.00	52,982.40	0.00	52,982.40	0.00	0.00	0.00	52,982.40	0.00
A-4	09/01/21 - 09/30/21	30	0.00	371,225.00	0.00	371,225.00	0.00	0.00	0.00	371,225.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	621,640.81	0.00	621,640.81	0.00	0.00	0.00	621,640.81	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	91,663.13	0.00	91,663.13	0.00	0.00	0.00	91,663.13	0.00
X-A	09/01/21 - 09/30/21	30	0.00	480,049.49	0.00	480,049.49	0.00	0.00	0.00	480,049.49	0.00
X-B	09/01/21 - 09/30/21	30	0.00	32,581.48	0.00	32,581.48	0.00	0.00	0.00	32,581.48	0.00
X-E	09/01/21 - 09/30/21	30	0.00	23,902.96	0.00	23,902.96	0.00	0.00	0.00	23,902.96	0.00
X-F	09/01/21 - 09/30/21	30	0.00	11,322.46	0.00	11,322.46	0.00	0.00	0.00	11,322.46	0.00
X-G	09/01/21 - 09/30/21	30	0.00	48,562.38	0.00	48,562.38	0.00	0.00	0.00	48,562.38	0.00
A-S	09/01/21 - 09/30/21	30	0.00	155,898.30	0.00	155,898.30	0.00	0.00	0.00	155,898.30	0.00
B	09/01/21 - 09/30/21	30	0.00	160,150.29	0.00	160,150.29	0.00	0.00	0.00	160,150.29	0.00
C	09/01/21 - 09/30/21	30	0.00	145,496.09	0.00	145,496.09	0.00	0.00	0.00	145,496.09	0.00
D	09/01/21 - 09/30/21	30	0.00	185,615.96	0.00	185,615.96	0.00	0.00	0.00	185,615.96	0.00
E	09/01/21 - 09/30/21	30	0.00	54,465.31	0.00	54,465.31	0.00	0.00	0.00	54,465.31	0.00
F	09/01/21 - 09/30/21	30	0.00	25,799.36	0.00	25,799.36	0.00	0.00	0.00	25,799.36	0.00
G	09/01/21 - 09/30/21	30	242,322.94	110,654.26	0.00	110,654.26	11,768.49	0.00	0.00	98,885.77	254,091.43
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			242,322.94	2,621,315.70	0.00	2,621,315.70	11,768.49	0.00	0.00	2,609,547.21	254,091.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	NA	3.406000%	54,926,000.00	54,926,000.00	0.00	155,898.30	0.00	0.00	155,898.30	54,926,000.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	NA	3.658000%	52,537,000.00	52,537,000.00	0.00	160,150.29	0.00	0.00	160,150.29	52,537,000.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	NA	3.848000%	45,373,000.00	45,373,000.00	0.00	145,496.09	0.00	0.00	145,496.09	45,373,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			152,836,003.00	152,836,000.00	0.00	461,544.68	0.00	0.00	461,544.68	152,836,000.00

Exchangeable Certificate Details
PEX	94989HBQ2	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	3,850,535.13
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,639,225.60	Master Servicing Fee	13,519.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,825.27
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	316.17
ARD Interest	0.00	Trust Advisor Fee	1,038.99
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,639,225.60	Total Fees	17,909.96

Principal		Expenses/Reimbursements
Scheduled Principal	1,240,987.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	37,618.38
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(25,849.89)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,240,987.92	Total Expenses/Reimbursements	11,768.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,609,547.21
Excess Liquidation Proceeds	0.00	Principal Distribution	1,240,987.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,850,535.13
Total Funds Collected	3,880,213.52	Total Funds Distributed	3,880,213.58

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	758,816,916.53	758,816,916.53	Beginning Certificate Balance	758,816,916.53
(-) Scheduled Principal Collections	1,240,987.92	1,240,987.92	(-) Principal Distributions	1,240,987.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	757,575,928.61	757,575,928.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	759,694,671.39	759,694,671.39	Ending Certificate Balance	757,575,928.61
Ending Actual Collateral Balance	758,459,241.07	758,459,241.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP	Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP
2,000,000 or less	3	4,758,517.97	0.63%	41	4.3974	2.084678	1.20 or less	10	229,855,853.99	30.34%	29	4.1805	0.708449
2,000,001 to 3,000,000	4	9,690,558.82	1.28%	39	4.6897	1.651575	1.21 to 1.30	5	62,371,887.82	8.23%	41	4.0978	1.272220
3,000,001 to 4,000,000	7	25,368,953.58	3.35%	40	4.1832	1.373526	1.31 to 1.40	7	25,943,686.54	3.42%	37	4.4374	1.348740
4,000,001 to 5,000,000	3	12,827,651.91	1.69%	37	4.4235	1.497928	1.41 to 1.50	5	39,253,292.55	5.18%	40	4.4269	1.457178
5,000,001 to 6,000,000	6	33,336,815.45	4.40%	32	4.5739	2.061610	1.51 to 1.60	3	27,269,303.82	3.60%	38	4.4925	1.562166
6,000,001 to 7,000,000	3	19,678,446.30	2.60%	40	4.4004	1.341462	1.61 to 1.70	3	24,588,640.12	3.25%	41	4.2942	1.636376
7,000,001 to 8,000,000	3	21,970,291.81	2.90%	42	4.1037	2.438246	1.71 to 1.80	2	16,501,435.51	2.18%	41	4.3820	1.778821
8,000,001 to 9,000,000	3	25,485,523.76	3.36%	41	4.3457	1.171896	1.81 to 1.90	2	31,038,553.58	4.10%	41	4.0403	1.831460
9,000,001 to 10,000,000	1	9,307,463.01	1.23%	40	4.3300	2.176900	1.91 to 2.00	3	18,243,087.25	2.41%	41	4.4254	1.927776
10,000,001 to 15,000,000	6	73,549,988.98	9.71%	41	4.2201	1.631501	2.01 to 2.25	6	52,442,166.03	6.92%	37	4.2402	2.105181
15,000,001 to 20,000,000	4	74,398,151.05	9.82%	40	4.3138	1.494671	2.26 to 2.50	2	8,683,334.86	1.15%	42	4.0655	2.413073
20,000,001 to 30,000,000	6	141,990,889.43	18.74%	40	4.1931	1.026196	2.51 or greater	6	122,739,067.29	16.20%	42	3.8394	2.886352
30,000,001 to 90,000,000	5	206,567,057.29	27.27%	29	3.8952	1.783887	Totals	62	757,575,928.61	100.00%	36	4.1736	1.559040
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	62	757,575,928.61	100.00%	36	4.1736	1.559040
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP
							Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP
Alabama	1	1,402,386.46	0.19%	42	4.0200	2.785500
							Industrial	2	10,387,160.83	1.37%	42	4.1274	2.706034
Arizona	2	33,284,348.70	4.39%	42	4.0057	1.880587
							Lodging	5	89,009,048.98	11.75%	38	4.4423	0.253188
California	14	273,624,996.67	36.12%	41	4.1036	1.976462
							Mixed Use	8	41,942,880.61	5.54%	37	4.4188	2.108478
Colorado	5	2,576,056.48	0.34%	37	4.5900	1.576000
							Office	15	288,346,891.87	38.06%	40	4.2492	1.855245
Georgia	2	5,088,732.73	0.67%	37	4.8671	1.453789
							Other	2	48,249,800.41	6.37%	(5)	2.7444	1.081725
Illinois	8	22,328,902.71	2.95%	32	4.9832	1.592283
							Retail	47	180,994,526.66	23.89%	40	4.1966	1.646349
Iowa	1	1,583,334.86	0.21%	42	4.1800	2.498600
							Totals	87	757,575,928.61	100.00%	36	4.1736	1.559040
Louisiana	2	13,288,559.52	1.75%	41	4.1466	1.490674

Maryland	2	18,647,288.97	2.46%	42	4.1374	1.459677

Minnesota	1	3,267,340.75	0.43%	39	4.1400	1.344600

Nevada	1	5,850,000.00	0.77%	41	4.1400	3.450500

New York	4	99,233,846.29	13.10%	15	3.8817	0.989728

North Carolina	9	42,257,633.50	5.58%	40	4.4258	1.940807

Ohio	2	14,564,037.09	1.92%	28	4.2109	2.166000

South Carolina	11	7,118,949.43	0.94%	37	4.6851	1.522948

Tennessee	1	975,038.16	0.13%	38	4.8900	1.160600

Texas	11	86,982,070.48	11.48%	41	4.2811	0.915675

Washington	1	23,288,186.74	3.07%	39	4.1100	(0.591300)

Wisconsin	1	3,568,599.82	0.47%	40	4.1400	1.316500

Totals	87	757,575,928.61	100.00%	36	4.1736	1.559040

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP	Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP
	3.500% or less	1	35,000,000.00	4.62%	(23)	2.3069	1.011700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	177,229,579.64	23.39%	41	3.8700	2.345888	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	23	189,281,513.98	24.99%	41	4.1364	1.281155	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	77,648,321.27	10.25%	39	4.3577	1.615326	49 months or greater	54	658,930,309.36	86.98%	36	4.1595	1.554348
	4.501% to 4.750%	7	129,174,211.61	17.05%	39	4.6552	1.184935	Totals	62	757,575,928.61	100.00%	36	4.1736	1.559040
	4.751% to 5.000%	5	35,265,185.06	4.66%	33	4.8660	0.846947
	5.001% or 5.250%	1	4,346,938.76	0.57%	29	5.1100	1.545100
	5.251% or 5.500%	2	10,984,559.04	1.45%	29	5.2600	1.407734
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	757,575,928.61	100.00%	36	4.1736	1.559040
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP	Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP
	60 months or less	54	658,930,309.36	86.98%	36	4.1595	1.554348	Interest Only	4	97,950,000.00	12.93%	17	3.7493	1.246629
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	6,997,404.92	0.92%	39	4.4700	1.911300
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 to 240 months	2	7,450,083.62	0.98%	40	4.7751	1.784237
	Totals	62	757,575,928.61	100.00%	36	4.1736	1.559040	241 to 300 months	47	546,532,820.82	72.14%	40	4.2207	1.601794
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	757,575,928.61	100.00%	36	4.1736	1.559040
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	98,645,619.25	13.02%	34	4.2676	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	646,816,163.19	85.38%	36	4.1583	1.549725
	13 to 24 months	2	12,114,146.17	1.60%	40	4.2250	1.801185
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	757,575,928.61	100.00%	36	4.1736	1.559040
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310929214	OF	San Diego	CA	Actual/360	3.785%	153,726.58	78,825.35	0.00	N/A	04/11/25	--	48,737,621.18	48,658,795.83	10/11/21
3	303710003	OF	Palo Alto	CA	Actual/360	4.672%	194,666.67	0.00	0.00	N/A	01/05/25	--	50,000,000.00	50,000,000.00	10/05/21
4	303710004	MU	Coconut Grove	FL	Actual/360	4.200%	125,531.40	73,743.10	0.00	N/A	03/05/25	--	35,866,114.66	35,792,371.56	10/05/21
5	310929216	OF	San Diego	CA	Actual/360	3.765%	122,319.69	63,267.17	0.00	N/A	04/11/25	--	38,986,355.43	38,923,088.26	10/11/21
6	303710006	98	New York	NY	Actual/360	2.307%	67,284.58	0.00	0.00	11/05/19	04/05/35	--	35,000,000.00	35,000,000.00	10/05/21
7	303710007	OF	Rye Brook	NY	Actual/360	4.695%	133,150.89	48,452.57	0.00	N/A	11/05/24	--	34,033,625.77	33,985,173.20	10/05/21
8	303710008	LO	New York	NY	Actual/360	4.860%	106,932.43	52,007.79	0.00	N/A	06/05/24	--	26,403,068.41	26,351,060.62	10/05/21
10	303710010	LO	San Antonio	TX	Actual/360	4.170%	88,227.56	38,462.07	0.00	N/A	04/05/25	--	25,389,226.04	25,350,763.97	10/05/21
11	310928238	RT	Antioch	CA	Actual/360	4.000%	80,498.84	37,661.45	0.00	N/A	04/11/25	--	24,149,652.73	24,111,991.28	10/11/21
12	600928073	RT	Tempe	AZ	Actual/360	3.990%	76,016.53	40,093.76	0.00	N/A	04/11/25	--	22,862,113.64	22,822,019.88	10/11/21
13	303710013	LO	Seattle	WA	Actual/360	4.110%	79,886.10	36,220.78	0.00	N/A	01/05/25	--	23,324,407.52	23,288,186.74	05/05/20
14	303710014	MU	Los Angeles	CA	Actual/360	3.906%	65,457.96	43,104.80	0.00	N/A	03/05/25	--	20,109,971.74	20,066,866.94	10/05/21
15	310925235	OF	Burbank	CA	Actual/360	4.200%	70,074.07	30,174.45	0.00	N/A	04/11/25	--	20,021,161.79	19,990,987.34	10/11/21
16	303710016	OF	Raleigh	NC	Actual/360	4.430%	65,970.08	35,793.17	0.00	N/A	02/05/25	--	17,870,000.25	17,834,207.08	10/05/21
17	303710017	OF	Houston	TX	Actual/360	4.300%	67,977.02	28,522.91	0.00	N/A	01/05/25	--	18,970,330.76	18,941,807.85	06/05/21
18	303710018	RT	Cupertino	CA	Actual/360	4.340%	63,881.12	31,834.31	0.00	12/05/24	01/05/30	--	17,662,983.09	17,631,148.78	10/05/21
19	303710019	OF	Mahwah	NJ	Actual/360	4.350%	52,113.63	28,780.79	0.00	N/A	01/05/25	--	14,376,172.91	14,347,392.12	10/05/21
20	310925624	RT	Naperville	IL	Actual/360	3.860%	33,200.90	84,029.79	0.00	N/A	10/11/24	--	10,321,524.29	10,237,494.50	10/11/21
21	780927752	MU	Federal Way	WA	Actual/360	4.050%	52,650.00	0.00	0.00	N/A	04/11/22	--	15,600,000.00	15,600,000.00	10/11/21
22	310927722	RT	Capistrano Beach	CA	Actual/360	4.150%	50,420.52	24,925.50	0.00	N/A	04/11/25	--	14,579,427.64	14,554,502.14	10/11/21
23	600927723	98	Gaithersburg	MD	Actual/360	3.900%	43,145.82	25,835.65	0.00	N/A	04/11/25	--	13,275,636.06	13,249,800.41	10/11/21
24	303710024	RT	Various	Various	Actual/360	4.590%	48,568.90	25,268.26	0.00	N/A	11/05/24	--	12,697,750.96	12,672,482.70	10/05/21
25	310928070	OF	Morrisville	NC	Actual/360	4.510%	46,532.17	20,073.65	0.00	N/A	03/11/25	--	12,381,066.20	12,360,992.55	10/11/21
26	310926863	OF	Kenner	LA	Actual/360	4.110%	35,174.27	19,976.50	0.00	N/A	04/11/25	--	10,269,858.86	10,249,882.36	10/11/21
27	310926811	RT	Payson	AZ	Actual/360	4.040%	35,284.56	18,234.67	0.00	N/A	04/11/25	--	10,480,563.49	10,462,328.82	10/11/21
28	303710028	OF	Orlando	FL	Actual/360	4.731%	35,872.90	22,039.63	0.00	N/A	01/05/25	--	9,099,024.60	9,076,984.97	10/05/21
29	303710029	OF	Twinsburg	OH	Actual/360	4.330%	33,644.56	16,664.52	0.00	N/A	02/05/25	--	9,324,127.53	9,307,463.01	10/05/21
30	790928137	RT	San Antonio	TX	Actual/360	4.160%	30,032.28	15,716.15	0.00	N/A	04/11/25	--	8,663,157.12	8,647,440.97	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	303710031	OF	San Bernardino	CA	Actual/360	4.180%	28,680.76	17,177.19	0.00	N/A	01/05/25	--	8,233,710.89	8,216,533.70	10/05/21
32	310927181	LO	Shenandoah	TX	Actual/360	4.690%	33,752.27	14,425.16	0.00	N/A	04/11/25	--	8,635,974.25	8,621,549.09	09/11/21
33	303710033	OF	Chicago	IL	Actual/360	4.470%	26,184.05	31,870.82	0.00	N/A	01/05/25	--	7,029,275.74	6,997,404.92	09/05/21
34	400927874	IN	La Habra	CA	Actual/360	4.120%	26,956.53	13,487.47	0.00	N/A	04/11/25	--	7,851,417.27	7,837,929.80	10/11/21
35	303710035	OF	Morrisville	NC	Actual/360	4.150%	24,370.46	14,517.81	0.00	N/A	04/05/25	--	7,046,879.82	7,032,362.01	09/05/21
36	410924751	MU	Pasadena	CA	Actual/360	4.120%	22,516.09	13,568.68	0.00	N/A	04/11/25	--	6,558,084.55	6,544,515.87	10/11/21
37	410927518	RT	San Jose	CA	Actual/360	4.040%	23,903.33	0.00	0.00	N/A	04/11/25	--	7,100,000.00	7,100,000.00	10/11/21
38	303710038	IN	Baltimore	MD	Actual/360	4.440%	22,403.70	12,110.78	0.00	N/A	02/05/25	--	6,055,053.75	6,042,942.97	10/05/21
40	303710040	RT	Houston	TX	Actual/360	4.620%	23,666.06	10,504.32	0.00	N/A	02/05/25	--	6,147,029.83	6,136,525.51	10/05/21
41	303710041	MU	Tamarac	FL	Actual/360	4.490%	21,411.78	11,484.15	0.00	N/A	12/05/24	--	5,722,525.45	5,711,041.30	10/05/21
42	303710042	LO	Elkridge	MD	Actual/360	4.720%	21,289.47	15,087.70	0.00	N/A	03/05/25	--	5,412,576.26	5,397,488.56	10/05/21
43	303710043	MU	Chicago	IL	Actual/360	5.260%	24,265.59	9,745.34	0.00	N/A	03/05/24	--	5,535,876.85	5,526,131.51	09/05/21
44	303710044	MU	Chicago	IL	Actual/360	5.260%	23,968.30	9,625.95	0.00	N/A	03/05/24	--	5,468,053.48	5,458,427.53	10/05/21
45	410927520	OF	Brentwood	CA	Actual/360	4.100%	20,012.01	8,979.89	0.00	N/A	04/11/25	--	5,857,173.66	5,848,193.77	10/11/21
46	600927392	RT	Pickerington	OH	Actual/360	4.000%	17,558.87	11,086.05	0.00	N/A	04/11/22	--	5,267,660.13	5,256,574.08	10/11/21
47	303710047	RT	North Las Vegas	NV	Actual/360	4.140%	20,182.50	0.00	0.00	N/A	03/05/25	--	5,850,000.00	5,850,000.00	10/05/21
48	303710048	RT	Montgomery	TX	Actual/360	4.140%	15,005.41	9,125.01	0.00	01/05/25	01/05/35	--	4,349,395.20	4,340,270.19	10/05/21
49	303710049	MU	Chicago	IL	Actual/360	5.110%	18,544.10	7,840.52	0.00	N/A	03/05/24	--	4,354,779.28	4,346,938.76	09/05/21
51	303710051	RT	San Antonio	TX	Actual/360	4.140%	13,612.79	8,235.68	0.00	02/05/25	02/05/35	--	3,945,735.30	3,937,499.62	10/05/21
52	303710052	RT	Houston	TX	Actual/360	4.140%	13,320.56	8,058.90	0.00	02/05/25	02/05/35	--	3,861,033.23	3,852,974.33	10/05/21
53	303710053	RT	Cypress	TX	Actual/360	4.140%	13,159.03	7,961.16	0.00	02/05/25	02/05/35	--	3,814,210.59	3,806,249.43	10/05/21
54	410928431	RT	Burbank	CA	Actual/360	4.000%	13,823.03	6,467.12	0.00	N/A	04/11/25	--	4,146,910.08	4,140,442.96	10/11/21
55	303710055	RT	Fond du Lac	WI	Actual/360	4.140%	12,337.42	7,464.09	0.00	02/05/25	02/05/35	--	3,576,063.91	3,568,599.82	10/05/21
56	303710056	RT	New York	NY	Actual/360	4.320%	14,052.25	5,789.61	0.00	N/A	03/05/25	--	3,903,402.08	3,897,612.47	10/05/21
57	303710057	RT	Faribault	MN	Actual/360	4.140%	11,296.02	6,869.29	0.00	01/05/25	01/05/35	--	3,274,210.04	3,267,340.75	10/05/21
59	303710059	RT	Baton Rouge	LA	Actual/360	4.270%	10,834.94	6,272.08	0.00	01/05/25	01/05/35	--	3,044,949.24	3,038,677.16	10/05/21
60	303710060	RT	McDonough	GA	Actual/360	4.790%	11,120.87	5,387.05	0.00	N/A	11/05/24	--	2,786,022.33	2,780,635.28	10/05/21
61	410928316	IN	San Antonio	TX	Actual/360	4.150%	8,834.29	5,262.71	0.00	N/A	04/11/25	--	2,554,493.74	2,549,231.03	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
62	303710062	RT	Kennesaw	GA	Actual/360	4.960%	9,558.06	4,335.81	0.00	N/A	12/05/24	--	2,312,433.26	2,308,097.45	10/05/21
64	303710064	RT	Simpsonville	SC	Actual/360	4.920%	8,439.29	5,769.20	0.00	N/A	11/05/24	--	2,058,364.26	2,052,595.06	10/05/21
65	303710065	MU	Austin	TX	Actual/360	5.510%	8,451.39	3,201.15	0.00	N/A	11/05/24	--	1,840,592.98	1,837,391.83	10/05/21
66	303710066	RT	Various	Various	Actual/360	4.890%	7,237.86	3,364.52	0.00	N/A	12/05/24	--	1,776,161.17	1,772,796.65	10/05/21
67	610928086	RT	Davenport	IA	Actual/360	4.180%	5,526.62	3,254.69	0.00	N/A	04/11/25	--	1,586,589.55	1,583,334.86	10/11/21
68	410928161	RT	Daphne	AL	Actual/360	4.020%	4,707.87	2,949.23	0.00	N/A	04/11/25	--	1,405,335.69	1,402,386.46	10/11/21
Totals							2,639,225.60	1,240,987.92	0.00				758,816,916.53	757,575,928.61
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	20,186,448.89	16,142,647.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,809,960.29	2,081,676.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	12,136,526.24	11,751,440.59	07/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,213,128.00	2,106,564.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,344,001.92	3,839,402.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	641,417.01	1,421,479.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(854,449.00)	618,030.23	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,558,803.55	982,071.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,679,298.96	1,355,620.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(972,983.22)	0.00	--	--	07/12/21	1,491,440.12	69,093.09	110,677.97	1,900,479.42	356,721.53	0.00
14	3,900,987.73	2,097,861.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,206.28	0.00
15	1,663,553.68	943,735.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,258,104.47	1,332,049.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,329,879.00	0.00	--	--	10/12/21	9,119,362.49	32,525.73	63,582.15	352,185.54	0.00	0.00
18	1,459,951.75	723,687.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,416,610.16	779,308.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,048,560.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,087,306.00	1,991,416.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,481,163.56	773,774.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,126,734.08	594,874.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,124,996.36	703,355.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,292,143.32	700,976.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	705,281.84	419,490.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	956,070.00	269,939.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
32	134,615.00	209,886.15	04/01/20	03/31/21	--	0.00	0.00	48,033.50	48,033.50	0.00	0.00
33	1,426,901.39	669,063.44	01/01/21	06/30/21	--	0.00	0.00	57,937.72	57,937.72	0.00	0.00
34	1,392,641.20	740,481.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	515,766.60	01/01/21	06/30/21	--	0.00	0.00	38,770.82	38,770.82	0.00	0.00
36	337,063.06	127,485.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	701,701.37	356,963.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	698,504.00	360,149.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	429,547.00	229,651.40	01/01/21	03/31/21	06/11/21	0.00	0.00	117,045.28	117,045.28	0.00	0.00
43	589,284.00	597,365.08	07/01/20	06/30/21	--	0.00	0.00	33,918.67	33,918.67	0.00	0.00
44	0.00	284,481.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	781,908.72	365,616.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	813,970.40	401,736.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	916,432.97	451,593.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	356,254.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	527,165.00	506,212.00	07/01/20	06/30/21	--	0.00	0.00	26,312.04	26,312.04	0.00	0.00
51	350,761.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	344,289.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	339,964.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	539,356.00	236,453.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	314,280.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	351,905.00	269,161.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	294,587.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	264,809.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	301,145.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	411,768.01	211,453.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	257,705.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	249,898.89	124,949.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	197,350.85	75,148.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	304,058.00	139,728.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	256,314.68	135,858.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	89,477,675.00	58,638,608.55				10,610,802.61	101,618.82	496,278.15	2,574,682.99	357,927.81	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	42,229,994.59	0	0.00	1	18,941,807.85	0	0.00	0	0.00	0	0.00	4.173599%	4.126715%	36
09/17/21	0	0.00	1	18,970,330.76	2	28,736,983.78	0	0.00	1	18,970,330.76	1	5,412,576.26	0	0.00	0	0.00	4.173695%	4.126810%	37
08/17/21	2	27,645,711.75	0	0.00	2	28,784,743.20	0	0.00	1	18,996,490.91	0	0.00	0	0.00	0	0.00	4.173781%	4.126894%	38
07/16/21	1	19,022,554.55	0	0.00	2	28,832,326.73	1	19,022,554.55	0	0.00	0	0.00	0	0.00	0	0.00	4.173867%	4.126978%	39
06/17/21	0	0.00	0	0.00	2	28,883,112.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.173961%	4.127071%	40
05/17/21	0	0.00	0	0.00	2	28,930,334.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174045%	4.127153%	41
04/16/21	0	0.00	1	19,104,693.92	2	28,980,770.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174138%	4.130090%	42
03/17/21	1	19,130,358.38	0	0.00	2	29,027,632.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174220%	4.130171%	43
02/18/21	0	0.00	0	0.00	2	29,084,526.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174331%	4.130280%	44
01/15/21	0	0.00	0	0.00	2	29,131,006.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174412%	4.136602%	45
12/17/20	0	0.00	0	0.00	2	29,177,315.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174492%	4.136680%	46
11/18/20	0	0.00	0	0.00	2	29,226,872.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174581%	4.136766%	47
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
13	303710013	05/05/20	16	6	110,677.97	1,900,479.42	424,400.75		23,866,428.73	03/23/20	13
17	303710017	06/05/21	3	3	63,582.15	352,185.54	75,478.98		19,050,789.15	01/27/21	7			08/03/21
32	310927181	09/11/21	0	A	48,033.50	48,033.50	0.00		8,635,974.25	05/07/21	98
33	303710033	09/05/21	0	B	57,937.72	57,937.72	0.00		7,029,275.74
35	303710035	09/05/21	0	B	38,770.82	38,770.82	0.00		7,046,879.82
43	303710043	09/05/21	0	B	33,918.67	33,918.67	0.00		5,535,876.85
49	303710049	09/05/21	0	B	26,312.04	26,312.04	0.00		4,354,779.28
Totals					379,232.87	2,457,637.71	499,879.73		75,520,003.82
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		20,856,574	20,856,574	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		51,920,053	51,920,053	0		0
37 - 48 Months		606,356,542	564,126,547	23,288,187		18,941,808
49 - 60 Months		0	0	0		0
> 60 Months		78,442,760	78,442,760	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	757,575,929	715,345,934	0	0	23,288,187	18,941,808
Sep-21	758,816,917	711,109,602	0	0	28,736,984	18,970,331
Aug-21	759,977,088	703,546,633	8,649,221	0	28,784,743	18,996,491
Jul-21	761,133,030	713,278,149	19,022,555	0	28,832,327	0
Jun-21	762,361,463	733,478,350	0	0	28,883,113	0
May-21	763,508,708	734,578,374	0	0	28,930,334	0
Apr-21	764,728,755	716,643,290	0	19,104,694	28,980,771	0
Mar-21	765,867,366	717,709,376	19,130,358	0	29,027,633	0
Feb-21	767,233,662	738,149,136	0	0	29,084,526	0
Jan-21	768,363,131	739,232,124	0	0	29,131,007	0
Dec-20	769,488,483	740,311,167	0	0	29,177,316	0
Nov-20	770,687,418	741,460,545	0	0	29,226,873	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	303710013	23,288,186.74	23,866,428.73	41,900,000.00	06/30/21	(1,304,428.22)	(0.59130)	12/31/20	01/05/25	281
17	303710017	18,941,807.85	19,050,789.15	10,400,000.00	08/27/21	1,329,879.00	1.14840	12/31/20	01/05/25	281
32	310927181	8,621,549.09	8,635,974.25	14,300,000.00	01/23/15	147,957.47	0.25590	03/31/21	04/11/25	281
42	303710042	5,397,488.56	5,515,178.07	7,000,000.00	05/14/21	211,004.05	1.93340	03/31/21	03/05/25	220
Totals		56,249,032.24	57,068,370.20	73,600,000.00		384,412.30

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
13	303710013	LO	WA	03/23/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower and Lender are in negotiations for a forbearance. Lender is dual tracking with the legal process. Forbearance for deferral of payments is be ing finalized and Lender approved a PPP loan.

17	303710017	OF	TX	01/27/21	7
The Loan transferred to the Special Servicer for Imminent Default at Borrower's request as a result of the COVID-19 pandemic. Foreclosed in August 2021.

32	310927181	LO	TX	05/07/21	98
Loan transferred for Imminent Monetary Default at borrowers request as a result of the COVID-19 pandemic. Borrower expressed intent to bring the Loan current.

42	303710042	LO	MD	07/08/20	1

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. We are in discussions with borrower and reviewing COVID related relief request. Negotiations with borrower over relief being finalized and expected to be resolved soon. Legal docu menting and finalizing agreement. Deal has been finalized and signed up.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
42	303710042	0.00	4.72000%	0.00	4.72000%	10	08/12/21	05/05/20	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303531121 10/18/19	95,000,000.00	322,000,000.00	95,321,571.01	1,274,786.72	95,321,571.01	94,046,784.29	953,215.71	0.00	476,178.41	477,037.30	0.50%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		95,000,000.00	322,000,000.00	95,321,571.01	1,274,786.72	95,321,571.01	94,046,784.29	953,215.71	0.00	476,178.41	477,037.30

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/18/20	0.00	7,736.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1	303531121	12/17/19	0.00	0.00	477,037.30	0.00	(1,178.41)	(475,000.00)	0.00	0.00	478,215.71
		10/18/19	0.00	0.00	953,215.71	0.00	0.00	953,215.71	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	7,736.18	477,037.30	0.00	(1,178.41)	478,215.71	0.00	0.00	478,215.71

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	4,859.25	0.00	0.00	5,092.65	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,952.15	0.00	0.00	32,525.73	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	(38,161.29)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(25,849.89)	0.00	0.00	37,618.38	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,768.49

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30